S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 05, 2025
Safeguard Acquisition Management LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Safeguard Acquisition Management LLC
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.37%
Frank Bachinsky [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Frank Bachinsky
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.37%
Mark Gottfredson [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mark Gottfredson
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.37%